Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before Provision for Income Taxes	$ 71,144	$ 366,915
Dividends Declared	620,785	671,119
Tax based on Statutory Rates	24,189	124,751
Valuation Allowance	$ 131,000	$ (583,000)